13. DEFERRED REVENUE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfDeferredRevenueLineItems [Line Items]
Current deferred revenue	$ 2,498	$ 0
Noncurrent deferred revenue	27,181	0
Total deferred revenue	29,679	0
Toll Milling
DisclosureOfDeferredRevenueLineItems [Line Items]
Total deferred revenue	$ 29,679	$ 0